Statements Of Consolidated Membership Interests - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital account:
Balance at beginning of period	$ 13,624	$ 12,719	$ 12,719	$ 12,083	$ 10,938
Net income	683	741	905	770	713
Capital contributions from members (Note 8)			425	705	788
Distributions to members (Note 8)			(425)	(839)	(356)
Other Comprehensive Income (Loss), Net of Tax	(18)	5	(31)	20	(12)
Balance at end of period	14,239		13,624	12,719	12,083
Membership Interest [Abstract]
Membership Equity	14,059		13,462	12,588	11,932
Accumulated Other Comprehensive Income (Loss) [Member]
Capital account:
Balance at beginning of period	(162)	(131)	(131)	(151)	(139)
Balance at end of period			(162)	(131)	(151)
Membership Interest [Abstract]
Membership Equity	$ (180)	$ (126)	(162)	(131)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest [Member]
Capital account:
Other Comprehensive Income (Loss), Net of Tax			2	3	(21)
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Capital account:
Other Comprehensive Income (Loss), Net of Tax			$ (33)	$ 17	$ 9